Commitments and Contingencies (Non-cancellable Advertising Fee and Operating Lease Commitments) (Details) (CNY) In Thousands, unless otherwise specified	Jun. 30, 2014
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	50,238
2016	36,194
2017	26,497
2018	22,440
2019 and thereafter	19,213
Total	154,582
Advertising Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	9,596
2016	0
2017	0
2018	0
2019 and thereafter	0
Total	9,596
Operating Leases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	40,642
2016	36,194
2017	26,497
2018	22,440
2019 and thereafter	19,213
Total	144,986